Impairment charges (Tables)	12 Months Ended
Sep. 30, 2018
Impairment charges
Schedule of impairment charges

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Individually assessed provisions raised	371	610	727	341	581
Write-backs	(150)	(288)	(210)	(131)	(218)
Recoveries	(179)	(168)	(137)	(138)	(121)
Collectively assessed provisions raised	668	699	744	610	628

Impairment charges	710	853	1,124	682	870